Principal Exchange-Traded Funds 711 High Street, Des Moines, IA 50392 515 247 5111 tel
March 4, 2022
Via EDGAR
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Re:    Principal Exchange-Traded Funds
PRE 14A
File Numbers: 333-201935, 811-23029
To Whom It May Concern:
Principal Exchange-Traded Funds (the “Registrant”), is filing, pursuant to Regulation 14A under the Securities Exchange Act of 1934, as amended, with the Securities and Exchange Commission (the "SEC") a Preliminary Proxy Statement on Schedule 14A (the “Proxy Statement”).
The Proxy Statement is being filed to solicit shareholders of Principal Healthcare Innovators ETF, Principal Millennials ETF, Principal Quality ETF, Principal U.S. Mega-Cap ETF, Principal U.S. Small-Cap Multi-Factor ETF, and Principal Value ETF, each a series of the Registrant (and each, a "Fund"), relating to a Joint Special Meeting of Shareholders to be held on May 24, 2022 (the "Meeting"). At the Meeting, the shareholders of each Fund will consider a proposal to approve an amendment to the Fund's fundamental restriction relating to concentration, so that each Fund - each of which is currently considered passively managed because each replicates an index - can be changed into an actively managed Fund. The Registrant intends to file the Definitive Proxy Statement on Schedule 14A on March 14, 2022.
Separately, the Registrant intends to file, pursuant to Rule 485(a) under the Securities Act of 1933, as amended, with the SEC a Post-Effective Amendment to the Registrant's Registration Statement on Form N-1A to reflect the proposal being voted on at the Meeting.
If you have questions, please call me at 515-247-5419.
Sincerely,
/s/ Laura B. Latham
Laura B. Latham
Assistant Counsel and Assistant Secretary, Registrant